As filed with the U.S. Securities and Exchange Commission on April 8, 2021

Registration Nos. 333-133671

811-07534

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 24
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 56

PARAGON SEPARATE ACCOUNT B

(Exact Name of Registrant)

METROPOLITAN LIFE INSURANCE COMPANY

(Name of Depositor)

200 Park Avenue

New York, NY 10166

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (212) 578-9500

METROPOLITAN TOWER LIFE INSURANCE COMPANY

200 Park Avenue

New York, NY 10166

(Name and Address of Guarantor)

Stephen W. Gauster, Esq.

Executive Vice President and General Counsel

Metropolitan Life Insurance Company

200 Park Avenue

New York, New York 10166

(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Vedder Price P.C.

1401 I Street, N. W.

Suite 1100

Washington, D.C. 20005

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 30, 2021 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Group and Individual Flexible Premium Variable Life Insurance Policies and (ii) Guarantee related to insurance obligations under these Group and Individual Flexible Premium Variable Life Insurance Policies.

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 23 (“Amendment No. 23”) to Registration Statement File No. 333-133671 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on February 9, 2021. Parts A, B and C were filed in Amendment No. 23 and are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the city of Fairview Heights, and the state of Illinois, on the 8th day April, 2021.

Paragon Separate Account B (Registrant)

By: Metropolitan Life Insurance Company
(Depositor)

By:	/s/ ELIZABETH RICH
Elizabeth Rich Assistant Vice President Metropolitan Life Insurance Company

Metropolitan Life Insurance Company (Depositor)

By:	/s/ ELIZABETH RICH
Elizabeth Rich Assistant Vice President Metropolitan Life Insurance Company

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons, in the capacities indicated, on April 8, 2021.

* R. Glenn Hubbard	Chairman of the Board Director

* Michel A. Khalaf	President, Chief Executive Officer and Director

* John McCallion	Executive Vice President, Chief Financial Officer

* Tamara Schock	Executive Vice President and Chief Accounting Officer

* Cheryl W. Grise	Director

* Carlos M. Gutierrez	Director

* Gerald L. Hassell	Director

* David L. Herzog	Director

* Edward J. Kelly, III	Director

* William E. Kennard	Director

* Catherine R. Kinney	Director

* Diana McKenzie	Director

* Denise M. Morrison	Director

* Mark A. Weinberger	Director

By:	/s/ Robin Wagner
Robin Wagner
Assistant Vice President and Attorney-In-Fact
April 8, 2021

*	Metropolitan Life Insurance Company. Executed by Robin Wagner, on behalf of those indicated pursuant to powers of attorney.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Metropolitan Tower Life Insurance Company has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Naples, and the State of Florida, on April 8, 2021.

Metropolitan Tower Life Insurance Company (Guarantor)

By:	/s/ Robin Wagner
Robin Wagner Assistant Vice President
Metropolitan Tower Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 8, 2021.

* Graham Scott Cox	President, Presiding Officer of the Board and Director and Director

* Tamara Schock	Executive Vice President and Chief Accounting Officer

* Michael Sakoulas	Senior Vice President and Chief Financial Officer and Treasurer

* Michael Borowski	Director

Bryan Boudreau	Director

* Steven Caldwell	Director

* Charles Scully	Executive Vice President, Executive Investment Officer and Director

* Kevin Mackay	Director

* Rebecca Tadikonda	Director

* Michael Zarcone	Director

By:	/s/ Robin Wagner
Robin Wagner
Assistant Vice President and Attorney-In-Fact
April 8, 2021

*	Metropolitan Tower Life Insurance Company. Executed by Robin Wagner, on behalf of those indicated pursuant to powers of attorney.

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